Critical Accounting Estimates and Judgment in Applying Accounting Policies - Sensitivity Analysis of Net Result to Changes in Various Underwriting Risks Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity Analysis Of Net Result To Changes In Various Underwriting Risks [Line Items]
10% increase to mortality assumption	€ (128)	€ (124)
20% increase in the lapse rate assumption	€ 71	€ 89
United States [member]
Sensitivity Analysis Of Net Result To Changes In Various Underwriting Risks [Line Items]
Percentage of increase in mortality assumption	10.00%	10.00%
Percentage of increase in the lapse rate assumption	20.00%	20.00%